ACQUISITION OF iGEMS TV, INC. (Details 1) - USD ($)	Feb. 28, 2022	Dec. 14, 2021	Nov. 30, 2021	Nov. 30, 2020
Allocated as follows:
Goodwill	$ 1,634,463		$ 833,493
I G E M S [Member]
Consideration:
Common shares		$ 233,750
iGEMS Contingent Consideration		471,521
Total unadjusted purchase price		705,271
Cash acquired		(21,981)
Total purchase price, net of cash acquired		683,290
Allocated as follows:
Accounts receivable		10,749
Accounts payable		(1,136)
Loans payable		(127,293)
Goodwill		800,970
Total		$ 683,290